Summary of Significant Accounting Policies (Details 2) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended		0 Months Ended	7 Months Ended	24 Months Ended	29 Months Ended	1 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended
	Nov. 30, 2010 item	Sep. 30, 2013	Dec. 31, 2013 item	Dec. 31, 2012	Jun. 06, 2013 NIH	Dec. 31, 2013 NIH	Aug. 31, 2011 NIH	Dec. 31, 2013 NIH Maximum	Nov. 30, 2011 Michael J. Fox Foundation	Nov. 30, 2010 U.S. Internal Revenue Service	Dec. 31, 2013 Commonwealth of Pennsylvania	Dec. 31, 2011 Commonwealth of Pennsylvania	May 31, 2009 Commonwealth of Pennsylvania Maximum	Dec. 31, 2013 Merck Research collaboration agreement	Dec. 31, 2012 Merck Research collaboration agreement
Grant Revenue Recognition
Amount of grant received						$ 338,162	$ 7,600,000	$ 496,000	$ 205,000	$ 733,437
Additional funds receivable from grants for research					0
Number of grants received			3
Grant revenue		84,980	84,980	407,595
Number of research programs	3
Amount of grant receivable upon achievement of specified headcount and expenditure milestones													200,000
Amount of revenue received upon achievement of headcount goal												100,000
Amount of additional revenue expected upon achievement of headcount goal											0
Collaboration Revenue Recognition
Collaboration revenue received for certain research activities															400,000
Additional collaboration revenue received for certain research activities														$ 50,000